Provisions - Summary of Changes to Decommissioning Liability (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Provisions [line items]
Balance, beginning of year	$ 172.6	$ 182.3
Net liabilities added	2.0	1.3
Acquisition	0.4	0.0
Increase (decrease) due to changes in estimates	20.3	(2.3)
Liabilities settled	(23.9)	(26.6)
Government decommissioning assistance	0.0	0.4
Transfers to liabilities for assets held for sale	(72.2)	0.0
Accretion charges	16.5	17.5
Balance, end of year	115.7	172.6
Current portion	19.7	23.4
Non-current portion	$ 96.0	$ 149.2